UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

U.S. ROF IV 2015-1 Depositor, LLC
(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2015 to March 31, 2015.
Date of Report (Date of filing): May 15, 2015
Commission File Number of securitizer: Not Applicable
Central Index Key Number of securitizer: 0001641801

Terrence Glomski, (312) 325-7744
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

U.S. ROF IV 2015-1 Depositor LLC (Securitizer)
Date:	May 15, 2015	By:	/s/ Terrence Glomski
			Name:	Terrence Glomski
			Title:	Managing Director